Accounts receivable, net	12 Months Ended
Sep. 30, 2021
Accounts receivable, net
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable from the Company’s continuing operations consisted of the following:

	As of	As of
	September 30,	September 30,
	2021	2020
Accounts receivable - trade	$24,481,363	$10,612,268
Accounts receivable - related party	49	—
Accounts receivable	24,481,412	10,612,268
Less: allowance for doubtful accounts	(8,094)	(119,199)
Accounts receivable	$24,473,318	$10,493,069

Allowance for doubtful accounts of $8,094 and $119,199 was made for certain accounts receivable as of September 30, 2021 and September 30, 2020, respectively. No allowance for doubtful accounts was deemed necessary for the year ended September 30, 2019 as the Company considered all of the accounts receivable fully collectible. The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. $19.7 million or 80.5% of the September 30, 2021 balance has been subsequently collected as of January 25, 2022. The Company expects to collect the remaining balance of accounts receivable by March 2022.